Related Party Transactions (Details) - Schedule of key management personnel - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	$ 1,765,508	$ 1,406,960
Short-term employee benefits paid or accrued to the CEO of the Company, including share-based compensation vested for incentive stock options and performance warrants. [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	267,542	246,848
Short-term employee benefits paid or accrued to the CFO of the Company, including share-based compensation vested for incentive stock options and performance warrants. [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	276,456	331,058
Short-term employee benefits paid or accrued to a member of the advisory board of the Company, including share-based compensation vested for incentive stock options and performance warrants. [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	172,094	157,819
Short-term employee benefits paid or accrued to the Chief Technology Officer of the Company, including share-based compensation vested for incentive stock options and performance warrants. [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	233,579	274,343
Short-term employee benefits paid or accrued to a Director of the Company, including share-based compensation vested for incentive stock options and performance warrants. [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	223,862
Short-term employee benefits paid or accrued to the Chief People Officer of the Company, including share-based compensation vested for incentive stock options and performance warrants. [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	156,709
Short-term employee benefits paid or accrued to other directors and officers of the Company, including share-based compensation vested for incentive stock options and performance warrants. [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	$ 435,267	$ 396,892